SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement dated June 30, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016 and June 16, 2016

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

This Supplement supersedes and replaces in its entirety the Supplement to the Prospectus filed on June 10, 2016 with respect to Class Y Shares of the Fund.

The Prospectus is hereby amended and supplemented to reflect the following changes to the fees and expenses and portfolio management of the Fund.

Restatement of Fees and Expenses of the Fund

Under the section titled "Fund Summary," under the heading entitled "Fees and Expenses," under the sub-heading entitled "Annual Fund Operating Expenses," the table is hereby deleted and replaced with the following in order to reflect the Fund's current fees and expenses:

(expenses that you pay each year as a percentage of the value of your investment)^	Class Y Shares
Management Fees		1.50%
Distribution (12b-1) Fees		None
Other Expenses
Dividends on Shorts	0.02%
Remainder of Other Expenses	0.36%
Total Other Expenses		0.38%
Acquired Funds Fees and Expenses (AFFE)†		0.67%
Total Annual Fund Operating Expenses		2.55%

^  Total Annual Fund Operating Expenses have been restated to reflect current fees and expenses.

†  AFFE is based on estimated amounts for the current fiscal year. The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

In addition, under the same heading, under the sub-heading entitled "Example," the table is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Multi-Strategy Alternative Fund—Class Y Shares	$258	$793	$1,355	$2,885

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Information About Fee Waivers," the text referring to the Multi-Strategy Alternative Fund in the section's second chart is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Expected Total Annual Fund Operating Expenses (before fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers)	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Expected Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense and after commission recapture, if applicable)*
Multi-Strategy Alternative Fund	2.55%	1.41%	0.74%	0.74%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year.

There are no further changes to the fees and expenses of the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the heading entitled "Management," in the chart under the sub-heading entitled "Sub-Adviser and Portfolio Managers," the following text is added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	Alex Voitenok	Since 2016	SVP, Director of Long/Short Strategies
	Brendan Bradley	Since 2016	SVP, Director of Portfolio Management

In addition, under the section titled "Sub-Advisers," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the heading "Multi-Strategy Alternative Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Acadian Asset Management LLC: Acadian Asset Management LLC (Acadian), located at 260 Franklin Street, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Multi-Strategy Alternative Fund. A team of investment professionals manages the portion of the Multi-Strategy Alternative Fund's assets allocated to Acadian. Alex Voitenok, Senior Vice President and Director of Long/Short Strategies, serves as portfolio manager to the Multi-Strategy Alternative Fund. Mr. Voitenok joined Acadian in June 2012 with a primary focus of overseeing Acadian's long/short equity products. Previously, he was a senior portfolio manager at Gartmore Investment Management in London and Boston, where he focused on long/short funds while co-managing a global active book of business of US $3 billion. Mr. Voitenok was also the product architect behind Gartmore's next generation of quantitative models. Brendan Bradley, Senior Vice President and Director of Portfolio Management, serves as co-portfolio manager to the Fund. Mr. Bradley joined Acadian in September 2004 as a senior member of the Research and Portfolio Management teams. In 2010, he was appointed Director of Managed Volatility Strategies at Acadian, and in 2013, became Director of Portfolio Management, overseeing portfolio management policy.

There are no other changes to the Portfolio Management of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1043 (6/16)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement dated June 30, 2016
to the Class Y Shares Prospectus (the "Prospectus") dated January 31, 2016, as amended on
March 9, 2016, April 15, 2016, May 3, 2016, June 10, 2016 and June 16, 2016

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to the ticker symbol of the Fund.

Change in the Ticker Symbol for the Fund

On the cover page of the Prospectus, the Fund's ticker symbol is hereby deleted and replaced with "STVYX".

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1044 (6/16)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Managed Volatility Fund
(the "Fund")

Supplement dated June 30, 2016
to the Statement of Additional Information (the "SAI") dated January 31, 2016, as amended on March 9, 2016, April 15, 2016, May 3, 2016 and June 10, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change to the ticker symbol of the Fund.

Change in the Ticker Symbol for the Fund

On the cover page of the SAI, the Fund's ticker symbol is hereby deleted and replaced with "STVYX".

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1045 (6/16)